FT Cboe Vest U.S. Equity Buffer ETF - January (FJAN)
Portfolio of Investments
May 31, 2023 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
2,523,911	Dreyfus Government Cash Management Fund, Institutional Shares - 4.99% (a)	$2,523,911
	(Cost $2,523,911)
	Total Investments — 0.9%	2,523,911
	(Cost $2,523,911)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.8%
	Call Options Purchased — 98.7%
7,090	SPDR® S&P 500® ETF Trust	$296,255,650	$3.96	01/19/24	290,710,018
	(Cost $276,243,727)
	Put Options Purchased — 3.1%
7,090	SPDR® S&P 500® ETF Trust	296,255,650	395.88	01/19/24	9,146,977
	(Cost $17,663,655)
	Total Purchased Options				299,856,995
	(Cost $293,907,382)
WRITTEN OPTIONS — (2.6)%
	Call Options Written — (0.9)%
(7,090)	SPDR® S&P 500® ETF Trust	(296,255,650)	471.26	01/19/24	(2,692,633)
	(Premiums received $3,938,979)
	Put Options Written — (1.7)%
(7,090)	SPDR® S&P 500® ETF Trust	(296,255,650)	356.29	01/19/24	(4,936,347)
	(Premiums received $9,492,182)
	Total Written Options				(7,628,980)
	(Premiums received $13,431,161)
	Net Other Assets and Liabilities — (0.1)%				(203,173)
	Net Assets — 100.0%				$294,548,753

(a)	Rate shown reflects yield as of May 31, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,523,911	$2,523,911	$—	$—
Purchased Options	299,856,995	—	299,856,995	—
Total	$302,380,906	$2,523,911	$299,856,995	$—

LIABILITIES TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(7,628,980)	$—	$(7,628,980)	$—

FT Cboe Vest U.S. Equity Deep Buffer ETF - January (DJAN)
Portfolio of Investments
May 31, 2023 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.7%
3,227,919	Dreyfus Government Cash Management Fund, Institutional Shares - 4.99% (a)	$3,227,919
	(Cost $3,227,919)
	Total Investments — 1.7%	3,227,919
	(Cost $3,227,919)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.8%
	Call Options Purchased — 99.5%
4,707	SPDR® S&P 500® ETF Trust	$196,681,995	$3.95	01/19/24	193,004,840
	(Cost $182,957,516)
	Put Options Purchased — 2.3%
4,707	SPDR® S&P 500® ETF Trust	196,681,995	376.09	01/19/24	4,454,836
	(Cost $9,207,325)
	Total Purchased Options				197,459,676
	(Cost $192,164,841)
WRITTEN OPTIONS — (2.6)%
	Call Options Written — (2.1)%
(4,707)	SPDR® S&P 500® ETF Trust	(196,681,995)	454.07	01/19/24	(4,025,317)
	(Premiums received $4,934,573)
	Put Options Written — (0.5)%
(4,707)	SPDR® S&P 500® ETF Trust	(196,681,995)	277.12	01/19/24	(1,038,872)
	(Premiums received $1,805,657)
	Total Written Options				(5,064,189)
	(Premiums received $6,740,230)
	Net Other Assets and Liabilities — (0.9)%				(1,722,760)
	Net Assets — 100.0%				$193,900,646

(a)	Rate shown reflects yield as of May 31, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$3,227,919	$3,227,919	$—	$—
Purchased Options	197,459,676	—	197,459,676	—
Total	$200,687,595	$3,227,919	$197,459,676	$—

LIABILITIES TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(5,064,189)	$—	$(5,064,189)	$—

FT Cboe Vest U.S. Equity Buffer ETF - February (FFEB)
Portfolio of Investments
May 31, 2023 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
3,858,272	Dreyfus Government Cash Management Fund, Institutional Shares - 4.99% (a)	$3,858,272
	(Cost $3,858,272)
	Total Investments — 1.0%	3,858,272
	(Cost $3,858,272)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.9%
	Call Options Purchased — 98.0%
9,824	SPDR® S&P 500® ETF Trust	$410,495,840	$4.07	02/16/24	402,768,374
	(Cost $389,344,630)
	Put Options Purchased — 3.9%
9,824	SPDR® S&P 500® ETF Trust	410,495,840	407.26	02/16/24	16,141,134
	(Cost $24,694,025)
	Total Purchased Options				418,909,508
	(Cost $414,038,655)
WRITTEN OPTIONS — (2.8)%
	Call Options Written — (0.6)%
(9,824)	SPDR® S&P 500® ETF Trust	(410,495,840)	485.66	02/16/24	(2,669,698)
	(Premiums received $5,023,629)
	Put Options Written — (2.2)%
(9,824)	SPDR® S&P 500® ETF Trust	(410,495,840)	366.53	02/16/24	(8,852,100)
	(Premiums received $13,833,347)
	Total Written Options				(11,521,798)
	(Premiums received $18,856,976)
	Net Other Assets and Liabilities — (0.1)%				(283,718)
	Net Assets — 100.0%				$410,962,264

(a)	Rate shown reflects yield as of May 31, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$3,858,272	$3,858,272	$—	$—
Purchased Options	418,909,508	—	418,909,508	—
Total	$422,767,780	$3,858,272	$418,909,508	$—

LIABILITIES TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(11,521,798)	$—	$(11,521,798)	$—

FT Cboe Vest U.S. Equity Deep Buffer ETF - February (DFEB)
Portfolio of Investments
May 31, 2023 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
2,204,351	Dreyfus Government Cash Management Fund, Institutional Shares - 4.99% (a)	$2,204,351
	(Cost $2,204,351)
	Total Investments — 0.9%	2,204,351
	(Cost $2,204,351)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.3%
	Call Options Purchased — 98.4%
5,714	SPDR® S&P 500® ETF Trust	$238,759,490	$4.06	02/16/24	234,270,414
	(Cost $226,841,661)
	Put Options Purchased — 2.9%
5,714	SPDR® S&P 500® ETF Trust	238,759,490	386.90	02/16/24	6,972,973
	(Cost $11,035,338)
	Total Purchased Options				241,243,387
	(Cost $237,876,999)
WRITTEN OPTIONS — (2.1)%
	Call Options Written — (1.4)%
(5,714)	SPDR® S&P 500® ETF Trust	(238,759,490)	468.23	02/16/24	(3,457,955)
	(Premiums received $5,190,697)
	Put Options Written — (0.7)%
(5,714)	SPDR® S&P 500® ETF Trust	(238,759,490)	285.08	02/16/24	(1,573,731)
	(Premiums received $2,387,563)
	Total Written Options				(5,031,686)
	(Premiums received $7,578,260)
	Net Other Assets and Liabilities — (0.1)%				(170,542)
	Net Assets — 100.0%				$238,245,510

(a)	Rate shown reflects yield as of May 31, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,204,351	$2,204,351	$—	$—
Purchased Options	241,243,387	—	241,243,387	—
Total	$243,447,738	$2,204,351	$241,243,387	$—

LIABILITIES TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(5,031,686)	$—	$(5,031,686)	$—

FT Cboe Vest U.S. Equity Buffer ETF - March (FMAR)
Portfolio of Investments
May 31, 2023 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.3%
3,413,959	Dreyfus Government Cash Management Fund, Institutional Shares - 4.99% (a)	$3,413,959
	(Cost $3,413,959)
	Total Investments — 1.3%	3,413,959
	(Cost $3,413,959)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.9%
	Call Options Purchased — 99.4%
6,448	SPDR® S&P 500® ETF Trust	$269,429,680	$3.90	03/15/24	263,310,528
	(Cost $250,016,762)
	Put Options Purchased — 3.5%
6,448	SPDR® S&P 500® ETF Trust	269,429,680	389.99	03/15/24	9,181,952
	(Cost $13,327,549)
	Total Purchased Options				272,492,480
	(Cost $263,344,311)
WRITTEN OPTIONS — (3.8)%
	Call Options Written — (1.9)%
(6,448)	SPDR® S&P 500® ETF Trust	(269,429,680)	465.45	03/15/24	(5,016,544)
	(Premiums received $5,935,793)
	Put Options Written — (1.9)%
(6,448)	SPDR® S&P 500® ETF Trust	(269,429,680)	350.99	03/15/24	(5,158,400)
	(Premiums received $6,636,706)
	Total Written Options				(10,174,944)
	(Premiums received $12,572,499)
	Net Other Assets and Liabilities — (0.4)%				(998,205)
	Net Assets — 100.0%				$264,733,290

(a)	Rate shown reflects yield as of May 31, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$3,413,959	$3,413,959	$—	$—
Purchased Options	272,492,480	—	272,492,480	—
Total	$275,906,439	$3,413,959	$272,492,480	$—

LIABILITIES TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(10,174,944)	$—	$(10,174,944)	$—

FT Cboe Vest U.S. Equity Deep Buffer ETF - March (DMAR)
Portfolio of Investments
May 31, 2023 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.4%
2,667,665	Dreyfus Government Cash Management Fund, Institutional Shares - 4.99% (a)	$2,667,665
	(Cost $2,667,665)
	Total Investments — 1.4%	2,667,665
	(Cost $2,667,665)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.8%
	Call Options Purchased — 101.2%
4,795	SPDR® S&P 500® ETF Trust	$200,359,075	$3.89	03/15/24	196,197,642
	(Cost $183,195,188)
	Put Options Purchased — 2.6%
4,795	SPDR® S&P 500® ETF Trust	200,359,075	370.49	03/15/24	5,042,776
	(Cost $10,485,335)
	Total Purchased Options				201,240,418
	(Cost $193,680,523)
WRITTEN OPTIONS — (4.7)%
	Call Options Written — (4.0)%
(4,795)	SPDR® S&P 500® ETF Trust	(200,359,075)	445.99	03/15/24	(7,777,814)
	(Premiums received $5,361,593)
	Put Options Written — (0.7)%
(4,795)	SPDR® S&P 500® ETF Trust	(200,359,075)	272.99	03/15/24	(1,274,577)
	(Premiums received $2,648,769)
	Total Written Options				(9,052,391)
	(Premiums received $8,010,362)
	Net Other Assets and Liabilities — (0.5)%				(926,644)
	Net Assets — 100.0%				$193,929,048

(a)	Rate shown reflects yield as of May 31, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,667,665	$2,667,665	$—	$—
Purchased Options	201,240,418	—	201,240,418	—
Total	$203,908,083	$2,667,665	$201,240,418	$—

LIABILITIES TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(9,052,391)	$—	$(9,052,391)	$—

FT Cboe Vest U.S. Equity Buffer ETF - April (FAPR)
Portfolio of Investments
May 31, 2023 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
4,191,400	Dreyfus Government Cash Management Fund, Institutional Shares - 4.99% (a)	$4,191,400
	(Cost $4,191,400)
	Total Investments — 1.1%	4,191,400
	(Cost $4,191,400)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.8%
	Call Options Purchased — 97.9%
9,308	SPDR® S&P 500® ETF Trust	$388,934,780	$4.12	04/19/24	380,008,408
	(Cost $374,100,855)
	Put Options Purchased — 4.9%
9,308	SPDR® S&P 500® ETF Trust	388,934,780	412.20	04/19/24	19,109,324
	(Cost $24,750,457)
	Total Purchased Options				399,117,732
	(Cost $398,851,312)
WRITTEN OPTIONS — (3.8)%
	Call Options Written — (1.0)%
(9,308)	SPDR® S&P 500® ETF Trust	(388,934,780)	488.37	04/19/24	(3,797,664)
	(Premiums received $5,483,013)
	Put Options Written — (2.8)%
(9,308)	SPDR® S&P 500® ETF Trust	(388,934,780)	370.98	04/19/24	(10,927,592)
	(Premiums received $13,918,196)
	Total Written Options				(14,725,256)
	(Premiums received $19,401,209)
	Net Other Assets and Liabilities — (0.1)%				(206,752)
	Net Assets — 100.0%				$388,377,124

(a)	Rate shown reflects yield as of May 31, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$4,191,400	$4,191,400	$—	$—
Purchased Options	399,117,732	—	399,117,732	—
Total	$403,309,132	$4,191,400	$399,117,732	$—

LIABILITIES TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(14,725,256)	$—	$(14,725,256)	$—

FT Cboe Vest U.S. Equity Deep Buffer ETF - April (DAPR)
Portfolio of Investments
May 31, 2023 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.3%
4,300,313	Dreyfus Government Cash Management Fund, Institutional Shares - 4.99% (a)	$4,300,313
	(Cost $4,300,313)
	Total Investments — 1.3%	4,300,313
	(Cost $4,300,313)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.0%
	Call Options Purchased — 98.2%
7,998	SPDR® S&P 500® ETF Trust	$334,196,430	$4.11	04/19/24	327,188,129
	(Cost $321,519,011)
	Put Options Purchased — 3.8%
7,998	SPDR® S&P 500® ETF Trust	334,196,430	391.59	04/19/24	12,540,583
	(Cost $16,571,991)
	Total Purchased Options				339,728,712
	(Cost $338,091,002)
WRITTEN OPTIONS — (3.0)%
	Call Options Written — (2.1)%
(7,998)	SPDR® S&P 500® ETF Trust	(334,196,430)	470.11	04/19/24	(6,934,193)
	(Premiums received $8,651,239)
	Put Options Written — (0.9)%
(7,998)	SPDR® S&P 500® ETF Trust	(334,196,430)	288.54	04/19/24	(2,985,061)
	(Premiums received $3,320,644)
	Total Written Options				(9,919,254)
	(Premiums received $11,971,883)
	Net Other Assets and Liabilities — (0.3)%				(982,159)
	Net Assets — 100.0%				$333,127,612

(a)	Rate shown reflects yield as of May 31, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$4,300,313	$4,300,313	$—	$—
Purchased Options	339,728,712	—	339,728,712	—
Total	$344,029,025	$4,300,313	$339,728,712	$—

LIABILITIES TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(9,919,254)	$—	$(9,919,254)	$—

FT Cboe Vest U.S. Equity Buffer ETF - May (FMAY)
Portfolio of Investments
May 31, 2023 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
2,066,968	Dreyfus Government Cash Management Fund, Institutional Shares - 4.99% (a)	$2,066,968
	(Cost $2,066,968)
	Total Investments — 0.5%	2,066,968
	(Cost $2,066,968)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.2%
	Call Options Purchased — 97.9%
9,995	SPDR® S&P 500® ETF Trust	$417,641,075	$4.19	05/17/24	408,874,850
	(Cost $407,870,312)
	Put Options Purchased — 5.3%
9,995	SPDR® S&P 500® ETF Trust	417,641,075	418.62	05/17/24	22,393,488
	(Cost $27,168,720)
	Total Purchased Options				431,268,338
	(Cost $435,039,032)
WRITTEN OPTIONS — (4.3)%
	Call Options Written — (1.0)%
(9,995)	SPDR® S&P 500® ETF Trust	(417,641,075)	492.51	05/17/24	(4,469,125)
	(Premiums received $6,174,085)
	Put Options Written — (3.3)%
(9,995)	SPDR® S&P 500® ETF Trust	(417,641,075)	376.76	05/17/24	(13,668,368)
	(Premiums received $15,248,262)
	Total Written Options				(18,137,493)
	(Premiums received $21,422,347)
	Net Other Assets and Liabilities — 0.6%				2,536,814
	Net Assets — 100.0%				$417,734,627

(a)	Rate shown reflects yield as of May 31, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,066,968	$2,066,968	$—	$—
Purchased Options	431,268,338	—	431,268,338	—
Total	$433,335,306	$2,066,968	$431,268,338	$—

LIABILITIES TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(18,137,493)	$—	$(18,137,493)	$—

FT Cboe Vest U.S. Equity Deep Buffer ETF - May (DMAY)
Portfolio of Investments
May 31, 2023 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
2,040,147	Dreyfus Government Cash Management Fund, Institutional Shares - 4.99% (a)	$2,040,147
	(Cost $2,040,147)
	Total Investments — 1.1%	2,040,147
	(Cost $2,040,147)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.8%
	Call Options Purchased — 97.6%
4,334	SPDR® S&P 500® ETF Trust	$181,096,190	$4.18	05/17/24	176,662,508
	(Cost $176,855,330)
	Put Options Purchased — 4.2%
4,334	SPDR® S&P 500® ETF Trust	181,096,190	397.69	05/17/24	7,640,842
	(Cost $9,122,307)
	Total Purchased Options				184,303,350
	(Cost $185,977,637)
WRITTEN OPTIONS — (2.9)%
	Call Options Written — (2.0)%
(4,334)	SPDR® S&P 500® ETF Trust	(181,096,190)	475.85	05/17/24	(3,553,880)
	(Premiums received $4,609,242)
	Put Options Written — (0.9)%
(4,334)	SPDR® S&P 500® ETF Trust	(181,096,190)	293.03	05/17/24	(1,733,600)
	(Premiums received $1,832,784)
	Total Written Options				(5,287,480)
	(Premiums received $6,442,026)
	Net Other Assets and Liabilities — (0.0)%				(62,694)
	Net Assets — 100.0%				$180,993,323

(a)	Rate shown reflects yield as of May 31, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,040,147	$2,040,147	$—	$—
Purchased Options	184,303,350	—	184,303,350	—
Total	$186,343,497	$2,040,147	$184,303,350	$—

LIABILITIES TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(5,287,480)	$—	$(5,287,480)	$—

FT Cboe Vest U.S. Equity Buffer ETF - June (FJUN)
Portfolio of Investments
May 31, 2023 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
988,126	Dreyfus Government Cash Management Fund, Institutional Shares - 4.99% (a)	$988,126
	(Cost $988,126)
	Total Investments — 0.4%	988,126
	(Cost $988,126)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 99.7%
	Call Options Purchased — 99.7%
6,733	SPDR® S&P 500® ETF Trust	$281,338,405	$3.66	06/16/23	277,749,716
	(Cost $246,087,619)
	Put Options Purchased — 0.0%
6,733	SPDR® S&P 500® ETF Trust	281,338,405	365.86	06/16/23	175,058
	(Cost $21,329,555)
	Total Purchased Options				277,924,774
	(Cost $267,417,174)
WRITTEN OPTIONS — (0.0)%
	Call Options Written — (0.0)%
(6,733)	SPDR® S&P 500® ETF Trust	(281,338,405)	447.08	06/16/23	(26,932)
	(Premiums received $4,528,328)
	Put Options Written — (0.0)%
(6,733)	SPDR® S&P 500® ETF Trust	(281,338,405)	329.27	06/16/23	(67,330)
	(Premiums received $11,742,317)
	Total Written Options				(94,262)
	(Premiums received $16,270,645)
	Net Other Assets and Liabilities — (0.1)%				(207,806)
	Net Assets — 100.0%				$278,610,832

(a)	Rate shown reflects yield as of May 31, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$988,126	$988,126	$—	$—
Purchased Options	277,924,774	—	277,924,774	—
Total	$278,912,900	$988,126	$277,924,774	$—

LIABILITIES TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(94,262)	$—	$(94,262)	$—

FT Cboe Vest U.S. Equity Deep Buffer ETF - June (DJUN)
Portfolio of Investments
May 31, 2023 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 2.0%
2,139,082	Dreyfus Government Cash Management Fund, Institutional Shares - 4.99% (a)	$2,139,082
	(Cost $2,139,082)
	Total Investments — 2.0%	2,139,082
	(Cost $2,139,082)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 100.3%
	Call Options Purchased — 100.2%
2,622	SPDR® S&P 500® ETF Trust	$109,560,270	$3.65	06/16/23	107,981,774
	(Cost $97,589,143)
	Put Options Purchased — 0.1%
2,622	SPDR® S&P 500® ETF Trust	109,560,270	347.57	06/16/23	56,478
	(Cost $7,171,945)
	Total Purchased Options				108,038,252
	(Cost $104,761,088)
WRITTEN OPTIONS — (0.6)%
	Call Options Written — (0.6)%
(2,622)	SPDR® S&P 500® ETF Trust	(109,560,270)	422.90	06/16/23	(606,461)
	(Premiums received $3,253,341)
	Put Options Written — (0.0)%
(2,622)	SPDR® S&P 500® ETF Trust	(109,560,270)	256.10	06/16/23	(7,411)
	(Premiums received $1,529,274)
	Total Written Options				(613,872)
	(Premiums received $4,782,615)
	Net Other Assets and Liabilities — (1.7)%				(1,846,942)
	Net Assets — 100.0%				$107,716,520

(a)	Rate shown reflects yield as of May 31, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,139,082	$2,139,082	$—	$—
Purchased Options	108,038,252	—	108,038,252	—
Total	$110,177,334	$2,139,082	$108,038,252	$—

LIABILITIES TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(613,872)	$—	$(613,872)	$—

FT Cboe Vest U.S. Equity Buffer ETF - July (FJUL)
Portfolio of Investments
May 31, 2023 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
1,078,071	Dreyfus Government Cash Management Fund, Institutional Shares - 4.99% (a)	$1,078,071
	(Cost $1,078,071)
	Total Investments — 0.5%	1,078,071
	(Cost $1,078,071)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 99.8%
	Call Options Purchased — 99.3%
5,920	SPDR® S&P 500® ETF Trust	$247,367,200	$3.85	07/21/23	244,099,360
	(Cost $226,883,866)
	Put Options Purchased — 0.5%
5,920	SPDR® S&P 500® ETF Trust	247,367,200	385.13	07/21/23	1,355,680
	(Cost $17,664,677)
	Total Purchased Options				245,455,040
	(Cost $244,548,543)
WRITTEN OPTIONS — (0.2)%
	Call Options Written — (0.0)%
(5,920)	SPDR® S&P 500® ETF Trust	(247,367,200)	467.16	07/21/23	(11,840)
	(Premiums received $3,946,090)
	Put Options Written — (0.2)%
(5,920)	SPDR® S&P 500® ETF Trust	(247,367,200)	346.62	07/21/23	(426,240)
	(Premiums received $10,469,406)
	Total Written Options				(438,080)
	(Premiums received $14,415,496)
	Net Other Assets and Liabilities — (0.1)%				(165,501)
	Net Assets — 100.0%				$245,929,530

(a)	Rate shown reflects yield as of May 31, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,078,071	$1,078,071	$—	$—
Purchased Options	245,455,040	—	245,455,040	—
Total	$246,533,111	$1,078,071	$245,455,040	$—

LIABILITIES TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(438,080)	$—	$(438,080)	$—

FT Cboe Vest U.S. Equity Deep Buffer ETF - July (DJUL)
Portfolio of Investments
May 31, 2023 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
451,125	Dreyfus Government Cash Management Fund, Institutional Shares - 4.99% (a)	$451,125
	(Cost $451,125)
	Total Investments — 0.4%	451,125
	(Cost $451,125)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 99.9%
	Call Options Purchased — 99.6%
2,648	SPDR® S&P 500® ETF Trust	$110,646,680	$3.84	07/21/23	109,202,371
	(Cost $103,683,452)
	Put Options Purchased — 0.3%
2,648	SPDR® S&P 500® ETF Trust	110,646,680	365.87	07/21/23	326,757
	(Cost $6,941,737)
	Total Purchased Options				109,529,128
	(Cost $110,625,189)
WRITTEN OPTIONS — (0.2)%
	Call Options Written — (0.2)%
(2,648)	SPDR® S&P 500® ETF Trust	(110,646,680)	442.98	07/21/23	(195,422)
	(Premiums received $3,330,305)
	Put Options Written — (0.0)%
(2,648)	SPDR® S&P 500® ETF Trust	(110,646,680)	269.59	07/21/23	(27,672)
	(Premiums received $1,348,029)
	Total Written Options				(223,094)
	(Premiums received $4,678,334)
	Net Other Assets and Liabilities — (0.1)%				(81,488)
	Net Assets — 100.0%				$109,675,671

(a)	Rate shown reflects yield as of May 31, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$451,125	$451,125	$—	$—
Purchased Options	109,529,128	—	109,529,128	—
Total	$109,980,253	$451,125	$109,529,128	$—

LIABILITIES TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(223,094)	$—	$(223,094)	$—

FT Cboe Vest U.S. Equity Buffer ETF - August (FAUG)
Portfolio of Investments
May 31, 2023 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
2,312,180	Dreyfus Government Cash Management Fund, Institutional Shares - 4.99% (a)	$2,312,180
	(Cost $2,312,180)
	Total Investments — 0.6%	2,312,180
	(Cost $2,312,180)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 100.3%
	Call Options Purchased — 97.5%
9,454	SPDR® S&P 500® ETF Trust	$395,035,390	$4.22	08/18/23	389,865,161
	(Cost $387,205,719)
	Put Options Purchased — 2.8%
9,454	SPDR® S&P 500® ETF Trust	395,035,390	422.14	08/18/23	10,956,100
	(Cost $32,377,727)
	Total Purchased Options				400,821,261
	(Cost $419,583,446)
WRITTEN OPTIONS — (0.8)%
	Call Options Written — (0.0)%
(9,454)	SPDR® S&P 500® ETF Trust	(395,035,390)	508.51	08/18/23	(11,615)
	(Premiums received $5,601,643)
	Put Options Written — (0.8)%
(9,454)	SPDR® S&P 500® ETF Trust	(395,035,390)	379.93	08/18/23	(3,173,925)
	(Premiums received $17,133,230)
	Total Written Options				(3,185,540)
	(Premiums received $22,734,873)
	Net Other Assets and Liabilities — (0.1)%				(246,538)
	Net Assets — 100.0%				$399,701,363

(a)	Rate shown reflects yield as of May 31, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,312,180	$2,312,180	$—	$—
Purchased Options	400,821,261	—	400,821,261	—
Total	$403,133,441	$2,312,180	$400,821,261	$—

LIABILITIES TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(3,185,540)	$—	$(3,185,540)	$—

FT Cboe Vest U.S. Equity Deep Buffer ETF - August (DAUG)
Portfolio of Investments
May 31, 2023 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
2,988,297	Dreyfus Government Cash Management Fund, Institutional Shares - 4.99% (a)	$2,988,297
	(Cost $2,988,297)
	Total Investments — 0.5%	2,988,297
	(Cost $2,988,297)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 99.7%
	Call Options Purchased — 98.2%
12,930	SPDR® S&P 500® ETF Trust	$540,280,050	$4.21	08/18/23	532,728,930
	(Cost $509,921,324)
	Put Options Purchased — 1.5%
12,930	SPDR® S&P 500® ETF Trust	540,280,050	401.03	08/18/23	7,964,880
	(Cost $36,011,785)
	Total Purchased Options				540,693,810
	(Cost $545,933,109)
WRITTEN OPTIONS — (0.1)%
	Call Options Written — (0.0)%
(12,930)	SPDR® S&P 500® ETF Trust	(540,280,050)	483.22	08/18/23	(12,930)
	(Premiums received $6,134,515)
	Put Options Written — (0.1)%
(12,930)	SPDR® S&P 500® ETF Trust	(540,280,050)	295.50	08/18/23	(737,010)
	(Premiums received $6,986,598)
	Total Written Options				(749,940)
	(Premiums received $13,121,113)
	Net Other Assets and Liabilities — (0.1)%				(350,196)
	Net Assets — 100.0%				$542,581,971

(a)	Rate shown reflects yield as of May 31, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,988,297	$2,988,297	$—	$—
Purchased Options	540,693,810	—	540,693,810	—
Total	$543,682,107	$2,988,297	$540,693,810	$—

LIABILITIES TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(749,940)	$—	$(749,940)	$—

FT Cboe Vest U.S. Equity Buffer ETF - September (FSEP)
Portfolio of Investments
May 31, 2023 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
2,522,686	Dreyfus Government Cash Management Fund, Institutional Shares - 4.99% (a)	$2,522,686
	(Cost $2,522,686)
	Total Investments — 0.9%	2,522,686
	(Cost $2,522,686)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 100.1%
	Call Options Purchased — 98.7%
6,580	SPDR® S&P 500® ETF Trust	$274,945,300	$3.86	09/15/23	270,618,665
	(Cost $251,914,244)
	Put Options Purchased — 1.4%
6,580	SPDR® S&P 500® ETF Trust	274,945,300	385.56	09/15/23	3,802,321
	(Cost $17,540,386)
	Total Purchased Options				274,420,986
	(Cost $269,454,630)
WRITTEN OPTIONS — (0.6)%
	Call Options Written — (0.0)%
(6,580)	SPDR® S&P 500® ETF Trust	(274,945,300)	475.82	09/15/23	(169,313)
	(Premiums received $3,926,347)
	Put Options Written — (0.6)%
(6,580)	SPDR® S&P 500® ETF Trust	(274,945,300)	347.00	09/15/23	(1,602,296)
	(Premiums received $7,371,399)
	Total Written Options				(1,771,609)
	(Premiums received $11,297,746)
	Net Other Assets and Liabilities — (0.4)%				(1,101,455)
	Net Assets — 100.0%				$274,070,608

(a)	Rate shown reflects yield as of May 31, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,522,686	$2,522,686	$—	$—
Purchased Options	274,420,986	—	274,420,986	—
Total	$276,943,672	$2,522,686	$274,420,986	$—

LIABILITIES TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,771,609)	$—	$(1,771,609)	$—

FT Cboe Vest U.S. Equity Deep Buffer ETF - September (DSEP)
Portfolio of Investments
May 31, 2023 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
907,115	Dreyfus Government Cash Management Fund, Institutional Shares - 4.99% (a)	$907,115
	(Cost $907,115)
	Total Investments — 0.6%	907,115
	(Cost $907,115)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 100.0%
	Call Options Purchased — 99.1%
3,807	SPDR® S&P 500® ETF Trust	$159,075,495	$3.85	09/15/23	156,575,974
	(Cost $142,982,485)
	Put Options Purchased — 0.9%
3,807	SPDR® S&P 500® ETF Trust	159,075,495	366.28	09/15/23	1,404,667
	(Cost $11,404,683)
	Total Purchased Options				157,980,641
	(Cost $154,387,168)
WRITTEN OPTIONS — (0.5)%
	Call Options Written — (0.4)%
(3,807)	SPDR® S&P 500® ETF Trust	(159,075,495)	451.03	09/15/23	(730,364)
	(Premiums received $3,221,772)
	Put Options Written — (0.1)%
(3,807)	SPDR® S&P 500® ETF Trust	(159,075,495)	269.89	09/15/23	(133,071)
	(Premiums received $2,282,133)
	Total Written Options				(863,435)
	(Premiums received $5,503,905)
	Net Other Assets and Liabilities — (0.1)%				(107,196)
	Net Assets — 100.0%				$157,917,125

(a)	Rate shown reflects yield as of May 31, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$907,115	$907,115	$—	$—
Purchased Options	157,980,641	—	157,980,641	—
Total	$158,887,756	$907,115	$157,980,641	$—

LIABILITIES TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(863,435)	$—	$(863,435)	$—

FT Cboe Vest U.S. Equity Buffer ETF - October (FOCT)
Portfolio of Investments
May 31, 2023 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
2,542,722	Dreyfus Government Cash Management Fund, Institutional Shares - 4.99% (a)	$2,542,722
	(Cost $2,542,722)
	Total Investments — 1.0%	2,542,722
	(Cost $2,542,722)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 100.3%
	Call Options Purchased — 98.9%
6,053	SPDR® S&P 500® ETF Trust	$252,924,605	$3.74	10/20/23	249,044,956
	(Cost $223,395,630)
	Put Options Purchased — 1.4%
6,053	SPDR® S&P 500® ETF Trust	252,924,605	374.29	10/20/23	3,528,837
	(Cost $19,075,449)
	Total Purchased Options				252,573,793
	(Cost $242,471,079)
WRITTEN OPTIONS — (0.9)%
	Call Options Written — (0.2)%
(6,053)	SPDR® S&P 500® ETF Trust	(252,924,605)	475.80	10/20/23	(469,982)
	(Premiums received $3,813,129)
	Put Options Written — (0.7)%
(6,053)	SPDR® S&P 500® ETF Trust	(252,924,605)	336.86	10/20/23	(1,703,554)
	(Premiums received $11,055,804)
	Total Written Options				(2,173,536)
	(Premiums received $14,868,933)
	Net Other Assets and Liabilities — (0.4)%				(1,073,890)
	Net Assets — 100.0%				$251,869,089

(a)	Rate shown reflects yield as of May 31, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,542,722	$2,542,722	$—	$—
Purchased Options	252,573,793	—	252,573,793	—
Total	$255,116,515	$2,542,722	$252,573,793	$—

LIABILITIES TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(2,173,536)	$—	$(2,173,536)	$—

FT Cboe Vest U.S. Equity Deep Buffer ETF - October (DOCT)
Portfolio of Investments
May 31, 2023 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
932,265	Dreyfus Government Cash Management Fund, Institutional Shares - 4.99% (a)	$932,265
	(Cost $932,265)
	Total Investments — 0.6%	932,265
	(Cost $932,265)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 100.9%
	Call Options Purchased — 99.9%
3,715	SPDR® S&P 500® ETF Trust	$155,231,275	$3.73	10/20/23	152,853,797
	(Cost $139,165,660)
	Put Options Purchased — 1.0%
3,715	SPDR® S&P 500® ETF Trust	155,231,275	355.58	10/20/23	1,506,778
	(Cost $9,632,654)
	Total Purchased Options				154,360,575
	(Cost $148,798,314)
WRITTEN OPTIONS — (1.4)%
	Call Options Written — (1.3)%
(3,715)	SPDR® S&P 500® ETF Trust	(155,231,275)	446.15	10/20/23	(2,051,099)
	(Premiums received $4,897,332)
	Put Options Written — (0.1)%
(3,715)	SPDR® S&P 500® ETF Trust	(155,231,275)	262.00	10/20/23	(173,478)
	(Premiums received $2,079,953)
	Total Written Options				(2,224,577)
	(Premiums received $6,977,285)
	Net Other Assets and Liabilities — (0.1)%				(109,128)
	Net Assets — 100.0%				$152,959,135

(a)	Rate shown reflects yield as of May 31, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$932,265	$932,265	$—	$—
Purchased Options	154,360,575	—	154,360,575	—
Total	$155,292,840	$932,265	$154,360,575	$—

LIABILITIES TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(2,224,577)	$—	$(2,224,577)	$—

FT Cboe Vest U.S. Equity Buffer ETF - November (FNOV)
Portfolio of Investments
May 31, 2023 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
2,924,420	Dreyfus Government Cash Management Fund, Institutional Shares - 4.99% (a)	$2,924,420
	(Cost $2,924,420)
	Total Investments — 0.8%	2,924,420
	(Cost $2,924,420)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 100.6%
	Call Options Purchased — 98.1%
9,394	SPDR® S&P 500® ETF Trust	$392,528,290	$3.96	11/17/23	386,102,794
	(Cost $362,334,229)
	Put Options Purchased — 2.5%
9,394	SPDR® S&P 500® ETF Trust	392,528,290	396.03	11/17/23	9,741,578
	(Cost $29,238,628)
	Total Purchased Options				395,844,372
	(Cost $391,572,857)
WRITTEN OPTIONS — (1.3)%
	Call Options Written — (0.1)%
(9,394)	SPDR® S&P 500® ETF Trust	(392,528,290)	490.17	11/17/23	(526,064)
	(Premiums received $4,877,955)
	Put Options Written — (1.2)%
(9,394)	SPDR® S&P 500® ETF Trust	(392,528,290)	356.43	11/17/23	(4,659,424)
	(Premiums received $16,247,912)
	Total Written Options				(5,185,488)
	(Premiums received $21,125,867)
	Net Other Assets and Liabilities — (0.1)%				(236,551)
	Net Assets — 100.0%				$393,346,753

(a)	Rate shown reflects yield as of May 31, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,924,420	$2,924,420	$—	$—
Purchased Options	395,844,372	—	395,844,372	—
Total	$398,768,792	$2,924,420	$395,844,372	$—

LIABILITIES TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(5,185,488)	$—	$(5,185,488)	$—

FT Cboe Vest U.S. Equity Deep Buffer ETF - November (DNOV)
Portfolio of Investments
May 31, 2023 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
1,841,448	Dreyfus Government Cash Management Fund, Institutional Shares - 4.99% (a)	$1,841,448
	(Cost $1,841,448)
	Total Investments — 0.7%	1,841,448
	(Cost $1,841,448)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 100.3%
	Call Options Purchased — 98.5%
6,052	SPDR® S&P 500® ETF Trust	$252,882,820	$3.95	11/17/23	248,839,599
	(Cost $232,659,003)
	Put Options Purchased — 1.8%
6,052	SPDR® S&P 500® ETF Trust	252,882,820	376.23	11/17/23	4,457,943
	(Cost $15,304,689)
	Total Purchased Options				253,297,542
	(Cost $247,963,692)
WRITTEN OPTIONS — (0.9)%
	Call Options Written — (0.7)%
(6,052)	SPDR® S&P 500® ETF Trust	(252,882,820)	464.11	11/17/23	(1,915,538)
	(Premiums received $6,768,528)
	Put Options Written — (0.2)%
(6,052)	SPDR® S&P 500® ETF Trust	(252,882,820)	277.22	11/17/23	(528,425)
	(Premiums received $3,262,486)
	Total Written Options				(2,443,963)
	(Premiums received $10,031,014)
	Net Other Assets and Liabilities — (0.1)%				(177,067)
	Net Assets — 100.0%				$252,517,960

(a)	Rate shown reflects yield as of May 31, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,841,448	$1,841,448	$—	$—
Purchased Options	253,297,542	—	253,297,542	—
Total	$255,138,990	$1,841,448	$253,297,542	$—

LIABILITIES TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(2,443,963)	$—	$(2,443,963)	$—

FT Cboe Vest U.S. Equity Buffer ETF - December (FDEC)
Portfolio of Investments
May 31, 2023 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
2,900,560	Dreyfus Government Cash Management Fund, Institutional Shares - 4.99% (a)	$2,900,560
	(Cost $2,900,560)
	Total Investments — 1.1%	2,900,560
	(Cost $2,900,560)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.1%
	Call Options Purchased — 98.8%
6,315	SPDR® S&P 500® ETF Trust	$263,872,275	$3.83	12/15/23	258,900,262
	(Cost $241,346,798)
	Put Options Purchased — 2.3%
6,315	SPDR® S&P 500® ETF Trust	263,872,275	383.27	12/15/23	6,028,399
	(Cost $13,871,565)
	Total Purchased Options				264,928,661
	(Cost $255,218,363)
WRITTEN OPTIONS — (1.8)%
	Call Options Written — (0.6)%
(6,315)	SPDR® S&P 500® ETF Trust	(263,872,275)	471.81	12/15/23	(1,598,982)
	(Premiums received $4,957,648)
	Put Options Written — (1.2)%
(6,315)	SPDR® S&P 500® ETF Trust	(263,872,275)	344.94	12/15/23	(3,198,939)
	(Premiums received $6,338,934)
	Total Written Options				(4,797,921)
	(Premiums received $11,296,582)
	Net Other Assets and Liabilities — (0.4)%				(1,042,401)
	Net Assets — 100.0%				$261,988,899

(a)	Rate shown reflects yield as of May 31, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,900,560	$2,900,560	$—	$—
Purchased Options	264,928,661	—	264,928,661	—
Total	$267,829,221	$2,900,560	$264,928,661	$—

LIABILITIES TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(4,797,921)	$—	$(4,797,921)	$—

FT Cboe Vest U.S. Equity Deep Buffer ETF - December (DDEC)
Portfolio of Investments
May 31, 2023 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
3,154,946	Dreyfus Government Cash Management Fund, Institutional Shares - 4.99% (a)	$3,154,946
	(Cost $3,154,946)
	Total Investments — 1.0%	3,154,946
	(Cost $3,154,946)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.9%
	Call Options Purchased — 100.2%
7,482	SPDR® S&P 500® ETF Trust	$312,635,370	$3.82	12/15/23	306,751,807
	(Cost $284,378,533)
	Put Options Purchased — 1.7%
7,482	SPDR® S&P 500® ETF Trust	312,635,370	364.11	12/15/23	5,183,602
	(Cost $15,358,477)
	Total Purchased Options				311,935,409
	(Cost $299,737,010)
WRITTEN OPTIONS — (2.6)%
	Call Options Written — (2.2)%
(7,482)	SPDR® S&P 500® ETF Trust	(312,635,370)	447.20	12/15/23	(6,637,099)
	(Premiums received $7,730,612)
	Put Options Written — (0.4)%
(7,482)	SPDR® S&P 500® ETF Trust	(312,635,370)	268.29	12/15/23	(1,231,192)
	(Premiums received $5,794,544)
	Total Written Options				(7,868,291)
	(Premiums received $13,525,156)
	Net Other Assets and Liabilities — (0.3)%				(1,035,439)
	Net Assets — 100.0%				$306,186,625

(a)	Rate shown reflects yield as of May 31, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$3,154,946	$3,154,946	$—	$—
Purchased Options	311,935,409	—	311,935,409	—
Total	$315,090,355	$3,154,946	$311,935,409	$—

LIABILITIES TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(7,868,291)	$—	$(7,868,291)	$—

FT Cboe Vest Buffered Allocation Defensive ETF (BUFT)
Portfolio of Investments
May 31, 2023 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 99.8%
	Capital Markets (a) — 99.8%
602,893	FT Cboe Vest U.S. Equity Deep Buffer ETF - January (b)	$19,069,505
715,508	FT Cboe Vest U.S. Equity Deep Buffer ETF - March (b)	22,431,176
635,978	FT Cboe Vest U.S. Equity Deep Buffer ETF - April (b)	18,901,266
572,830	FT Cboe Vest U.S. Equity Deep Buffer ETF - May (b)	19,052,326
572,191	FT Cboe Vest U.S. Equity Deep Buffer ETF - December (b)	18,636,261

	Total Investments — 99.8%	98,090,534
	(Cost $95,452,335)
	Net Other Assets and Liabilities — 0.2%	149,957
	Net Assets — 100.0%	$98,240,491

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$98,090,534	$98,090,534	$—	$—

*	See Portfolio of Investments for industry breakout.

FT Cboe Vest Buffered Allocation Defensive ETF (BUFT)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)

Affiliated Transactions
Amounts related to these investments in affiliated funds at May 31, 2023, and for the fiscal year-to-date period (September 1, 2022 to May 31, 2023) are as follows:

Security Name	Shares at 5/31/2023	Value at 8/31/2022	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 5/31/2023	Dividend Income
FT Cboe Vest U.S. Equity Deep Buffer ETF - January	602,893	$—	$64,375,595	$(46,090,730)	$699,471	$85,169	$19,069,505	$—
FT Cboe Vest U.S. Equity Deep Buffer ETF - February	—	—	56,260,032	(56,694,535)	—	434,503	—	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - March	715,508	—	68,407,187	(46,627,814)	508,392	143,411	22,431,176	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - April	635,978	—	53,765,150	(35,137,309)	279,673	(6,248)	18,901,266	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - May	572,830	27,695,088	49,662,629	(58,738,197)	727,560	(294,754)	19,052,326	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - June	—	33,229,031	10,055,926	(44,028,485)	(510,511)	1,254,039	—	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - July	—	28,339,734	5,544,834	(33,881,134)	557,155	(560,589)	—	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - August	—	—	27,016,803	(27,085,825)	—	69,022	—	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - October	—	—	31,956,460	(31,504,297)	—	(452,163)	—	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - November	—	36,265,081	37,699,934	(73,636,580)	26,079	(354,514)	—	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - December	572,191	29,300,856	43,326,598	(55,445,976)	1,033,721	421,062	18,636,261	—
		$154,829,790	$448,071,148	$(508,870,882)	$3,321,540	$738,938	$98,090,534	$—

FT Cboe Vest Buffered Allocation Growth ETF (BUFG)
Portfolio of Investments
May 31, 2023 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 99.9%
	Capital Markets (a) — 99.9%
732,605	FT Cboe Vest U.S. Equity Buffer ETF - February (b)	$27,875,620
910,059	FT Cboe Vest U.S. Equity Buffer ETF - April (b)	28,566,843
809,992	FT Cboe Vest U.S. Equity Buffer ETF - May (b)	30,196,502
666,738	FT Cboe Vest U.S. Equity Buffer ETF - August (b)	24,588,631
700,649	FT Cboe Vest U.S. Equity Buffer ETF - November (b)	26,771,097
	Total Exchange-Traded Funds	137,998,693
	(Cost $133,148,809)
MONEY MARKET FUNDS — 0.1%
90,390	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.96% (c)	90,390
	(Cost $90,390)

	Total Investments — 100.0%	138,089,083
	(Cost $133,239,199)
	Net Other Assets and Liabilities — (0.0)%	(23,363)
	Net Assets — 100.0%	$138,065,720

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of May 31, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$137,998,693	$137,998,693	$—	$—
Money Market Funds	90,390	90,390	—	—
Total Investments	$138,089,083	$138,089,083	$—	$—

*	See Portfolio of Investments for industry breakout.

FT Cboe Vest Buffered Allocation Growth ETF (BUFG)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)

Affiliated Transactions
Amounts related to these investments in affiliated funds at May 31, 2023, and for the fiscal year-to-date period (September 1, 2022 to May 31, 2023) are as follows:

Security Name	Shares at 5/31/2023	Value at 8/31/2022	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 5/31/2023	Dividend Income
FT Cboe Vest U.S. Equity Buffer ETF - January	—	$30,494,147	$113,357,654	$(145,429,986)	$868,884	$709,301	$—	$—
FT Cboe Vest U.S. Equity Buffer ETF - February	732,605	31,696,575	73,480,006	(78,374,444)	2,116,613	(1,043,130)	27,875,620	—
FT Cboe Vest U.S. Equity Buffer ETF - March	—	32,415,210	81,872,459	(116,058,886)	22,462	1,748,755	—	—
FT Cboe Vest U.S. Equity Buffer ETF - April	910,059	34,030,426	58,942,377	(64,971,392)	824,468	(259,036)	28,566,843	—
FT Cboe Vest U.S. Equity Buffer ETF - May	809,992	—	58,193,999	(27,983,729)	680,880	(694,648)	30,196,502	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - May	—	—	31,200,697	(31,830,933)	—	630,236	—	—
FT Cboe Vest U.S. Equity Buffer ETF - August	666,738	34,782,628	58,721,160	(68,332,149)	(28,319)	(554,689)	24,588,631	—
FT Cboe Vest U.S. Equity Buffer ETF - September	—	—	30,407,965	(30,628,767)	—	220,802	—	—
FT Cboe Vest U.S. Equity Buffer ETF - October	—	—	35,534,534	(35,526,482)	—	(8,052)	—	—
FT Cboe Vest U.S. Equity Buffer ETF - November	700,649	—	91,695,780	(68,197,847)	2,033,752	1,239,412	26,771,097	—
FT Cboe Vest U.S. Equity Buffer ETF - December	—	—	52,295,996	(52,803,576)	—	507,580	—	—
		$163,418,986	$685,702,627	$(720,138,191)	$6,518,740	$2,496,531	$137,998,693	$—

First Trust Exchange-Traded Fund VIII
Additional Information
May 31, 2023 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.